9. Business Acquisitions (Details - Acquisitions) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 02, 2015	Sep. 30, 2015
Professional fees paid	$ 176,054	$ 270,093	$ 997,117	$ 1,237,221
Goodwill	$ 1,094,702		1,094,702	1,094,702		$ 662,967
Tax Coach Software [Member]
Professional fees paid			444,600	$ 444,650
Tax Coach Software [Member]
Stock issued for acquisition, shares				6,000,000
Common stock issued in stock exchange			1,500,020
Additional paid in capital for the escrow agreement provision			404,600
Intangible assets acquired					$ 719,400
Net assets acquired/ net liabilities assumed					90,518
Goodwill					1,904,620
Total assets acquired					809,918
Fair value of acquisition			$ 1,094,702
Assets acquired:
Cash					57,025
Accounts receivable					15,476
Accounts receivable - other					5,408
Internally developed software					152,000
Total tangible assets					229,909
Liabilities assumed:
Accrued expenses					69,485
Line of credit					69,906
Total liabilities					139,391
Net acquired assets/liabilities					90,518
Tax Coach Software [Member] | Trade Names [Member]
Intangible assets acquired					69,300
Tax Coach Software [Member] | Customer Relationships [Member]
Intangible assets acquired					44,900
Tax Coach Software [Member] | Proprietary Content [Member]
Intangible assets acquired					525,100
Tax Coach Software [Member] | Prospect List [Member]
Intangible assets acquired					53,800
Tax Coach Software [Member] | Noncompete Agreements [Member]
Intangible assets acquired					$ 26,300